Commitments and Contingencies - Operating lease commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)
Operating Lease commitments
2019	$ 60,946				¥ 416,260
2020	55,849				381,450
2021	48,392				330,518
2022	38,188				260,823
2023 and thereafter	36,648				250,305
Total	240,023				¥ 1,639,356
Operating lease rental expense	$ 49,515	¥ 338,186	¥ 222,711	¥ 151,335